Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Gains (loss) on sales of subsidiaries and equity method investments and liquidation losses, net	¥ 4,754
PE Investment and Concession
Business Acquisition [Line Items]
Gains (loss) on sales of subsidiaries and equity method investments and liquidation losses, net	19,086
Environmental And Energy
Business Acquisition [Line Items]
Gains (loss) on sales of subsidiaries and equity method investments and liquidation losses, net	(810)	¥ 229
Aircraft and Ships
Business Acquisition [Line Items]
Gains (loss) on sales of subsidiaries and equity method investments and liquidation losses, net	1,019
ORIX USA
Business Acquisition [Line Items]
Gains (loss) on sales of subsidiaries and equity method investments and liquidation losses, net	7,547	929
ORIX Europe
Business Acquisition [Line Items]
Gains (loss) on sales of subsidiaries and equity method investments and liquidation losses, net		2,502
Divestiture
Business Acquisition [Line Items]
Gains (loss) on sales of subsidiaries and equity method investments and liquidation losses, net	¥ 31,503	¥ 3,628